SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Employees Consultants and Advisors [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Options Outstanding, Balance Beginning	2,121	735	24
Weighted-Average Exercise Price, Balance Beginning		$ 775.93	$ 29,760.00
Options Outstanding, Grants		1,386	782
Weighted-Average Exercise Price, Grants		$ 304.44	$ 398.46
Options Outstanding, Exercised			8
Weighted-Average Exercise Price, Exercised			$ 33,833.25
Options Outstanding, Cancelled	(1,092)		(63)
Weighted-Average Exercise Price, Cancelled/expired	$ 134.40		$ 1,824.72
Options Outstanding, Balance Ending	1,029	2,121	735
Weighted-Average Exercise Price, Balance Ending	$ 481.46		$ 775.93
Options Outstanding, Exercised			(8)